Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 1,300	$ 1,100
Other long-term investments, amortized cost	50,800	126,300
Premium receivable, allowance for credit loss	17,300	8,800
Other receivables, allowance for credit loss	0	0
Reinsurance recoverables on paid losses, allowance	0	0
Reinsurance recoverables on unpaid losses, allowance	$ 1,300	$ 1,000
Preferred stock, liquidation preference per share (in dollar per share)	$ 0.01	$ 0.01
Preferred stock, liquidation preference, value	$ 10	$ 10
Common stock, par or stated value per share (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares, issued (in shares)	117,914,754	194,545,370
Common stock, shares, outstanding (in shares)	117,914,754	194,545,370
Related Party
Deferred policy acquisition cost, deferred commissions	$ 164,100	$ 0
Fixed maturity securities
Amortized Cost	3,271,400	2,160,800
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	1,300	1,100
Short-Term Investments
Amortized Cost	49,000	257,000
Debt securities, available-for-sale, allowance for credit loss, excluding accrued interest	$ 0	$ 0